Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Energy Transition Property Servicing Agreement, dated as of November 15, 2023 (the “Servicing  Agreement”), by and between PUBLIC SERVICE COMPANY OF NEW MEXICO, as servicer (the “Servicer”), and PNM ENERGY TRANSITION BOND COMPANY I, LLC, the Servicer does hereby certify, for the August 15, 2024 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: Issuance through August 14, 2024
Payment Date: August 15, 2024

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	i.	Remittances for the November 2023 Collection Period			$—
	ii.	Remittances for the December 2023 Collection Period			$—
	iii.	Remittances for the January 2024 Collection Period			$937,846.01
	iv.	Remittances for the February 2024 Collection Period			$3,082,141.11
	v.	Remittances for the March 2024 Collection Period			$3,145,380.92
	vi.	Remittances for the April 2024 Collection Period			$3,154,651.25
	vii.	Remittances for the May 2024 Collection Period			$2,992,585.91
	viii.	Remittances for the June 2024 Collection Period			$1,897,826.62
	ix.	Remittances for the July 2024 Collection Period			$3,284,041.53
	x.	Remittances for the August 2024 Collection Period			$1,370,233.82
	xi.	Investment Earnings on General Subaccount			$225,038.16
	xii.	General Subaccount Balance (sum of i through xi above)			$20,089,745.33
	xiii.	Investment Earnings on Excess Funds Subaccount			$—
	xiv.	Excess Funds Subaccount Balance as of prior Payment Date			$—
	xv.	Excess Funds Subaccount Balance (sum of xiii through xiv above)			$—
	xvi.	Investment Earnings on Capital Subaccount [1]			$55,459.62
	xvii.	Capital Subaccount Balance as of prior Payment Date			$1,724,623.12
	xviii.	Capital Subaccount Balance (sum of xvi through xvii above)			$1,780,082.74
	xix.	Collection Account Balance (sum of xii, xv, & xviii above)			$21,869,828.07

2.	Outstanding Amounts of as of prior Payment Date:
	i.	Series A Bonds - {A-1} Outstanding Amount			$175,000,000.00
	ii.	Series A Bonds - {A-2} Outstanding Amount			$168,200,000.00
	iii.	Aggregate Outstanding Amount of all Series A Bonds			$343,200,000.00

3.	Required Funding/Payments as of Current Payment Date:
	a) Principal			Principal Balance	Principal Due
	i.	Series A Bonds - {A-1}		$175,000,000.00	$2,529,138.00
	ii.	Series A Bonds - {A-2}		$168,200,000.00	$—
	iii.	All Series A Bonds		$343,200,000.00	$2,529,138.00

	b) Interest		Interest Rate	Days in Interest Period	Interest Due
	i.	Series A Bonds - {A-1}	5.643%	270	$7,406,437.50
	ii.	Series A Bonds - {A-2}	6.028%	270	$7,604,322.00
	iii.	All Series A Bonds			$15,010,759.50

	c) Capital Subaccount			Required Level	Funding Required
	i.	Capital Subaccount		$1,724,623.12	$—
1 Investment earnings transferred to General Subaccount

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:
	a) Expenses
	i.	Trustee Fees and Expenses; Indemnity Amounts		$—
	ii.	Servicing Fee		$128,817.53
	iii.	Administration Fee		$50,000.00
	iv.	Operating Expenses		$138,298.12
	v.	Total Expenses		$317,115.65

	b) Interest
			Per $1,000 of Original Principal Amount	Interest Due

	i.	Series A Bonds - {A-1}Interest Payment	$42.32	$7,406,437.50
	ii.	Series A Bonds - {A-2} Interest Payment	$45.21	$7,604,322.00
	iii.	Total Interest		$15,010,759.50

	c) Principal
	i.	Series A Bonds - {A-1} Principal Payment	$14.45	$2,529,138.00
	ii.	Series A Bonds - {A-2} Principal Payment	$—	$—
	iii.	Total Principal		$2,529,138.00

	d) Other Payments
	i.	Funding of Capital Subaccount (to required level)		$—
	ii.	Invested Capital Return from General Subaccount to Servicer		$73,804.69
	iii.	Deposit to Excess Funds Subaccount		$2,214,387.11
	iv.	Total Other Payments		$2,288,191.80

	e) Aggregate Remittances			$20,145,204.95

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	a) Principal Outstanding
	i.	Series A Bonds - {A-1}		$172,470,862.00
	ii.	Series A Bonds - {A-2}		$168,200,000.00
	iii.	Aggregate Outstanding Amount of all Series A Bonds		$340,670,862.00

	b) Collection Account Balances
	i.	Excess Funds Subaccount Balance		$2,214,387.11
	ii.	Capital Subaccount Balance		$1,724,623.12
	iii.	Aggregate Collection Account Balance		$3,939,010.23

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):
	i.	Excess Funds Subaccount	$—
	ii.	Capital Subaccount	$—
	iii.	Total Withdrawals	$—

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date:
a) Semi-annual Interest Shortfall
	i.	Series A Bonds - {A-1} Interest Payment	$—
	ii.	Series A Bonds - {A-2} Interest Payment	$—
	iii.	Total	$—
b) Semi-annual Principal
	i.	Series A Bonds - {A-1}Principal Payment	$—
	ii.	Series A Bonds - {A-2} Principal Payment	$—
	iii.	Total	$—

8.	Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:
	i.	Return on Invested Capital	$—

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:
	i.	Capital Subaccount	$—

PUBLIC SERVICE COMPANY OF NEW MEXICO,
as Servicer

By:	/s/ Gerald R. Bischoff
Gerald R. Bischoff
Vice President and Corporate Controller